Investment Strategy	Aug. 21, 2026
Defiance Korea AI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a "passive management" (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is designed to provide exposure to South Korean publicly listed companies whose products, services, or technologies support artificial intelligence (“AI”) infrastructure and applications, including companies involved in memory semiconductors, semiconductor manufacturing equipment, advanced packaging, and testing technologies. The Index uses a rules-based methodology developed by Solactive AG (the “Index Provider”) to identify and select such companies.

Index Overview:

The Index’s initial universe consists of all publicly listed equity securities for which sufficient relevant information is publicly available. The initial universe is screened using the following criteria, based on each company’s financial information for the most recent quarter:

A.	Solactive GBS South Korea All Cap USD Index PR: A company must be included in the eligible universe of the Solactive GBS South Korea All Cap USD Index PR on the applicable Selection Day.

Under this methodology, a company is assigned to South Korea if its country of primary listing and its country of incorporation are both South Korea. If these two do not match, the Solactive GBS South Korea All Cap USD Index PR applies its rules-based country assignment methodology, which considers the company’s country of domicile and country of risk (i.e. the country in which the company would be influenced the most by potential changes in the business environment as determined by the Index Provider). The “all-cap” designation includes companies of all free-float market capitalizations.

B.	FactSet Revere Business Industry Classification System (“RBICS”) Requirement: To be eligible for inclusion in the Index, a company must be classified by FactSet RBICS in one of the following industries, each of which is associated with technologies and equipment that support AI infrastructure and applications:

(i)	Volatile Memory Semiconductors, which includes manufacturers of advanced DRAM and high-bandwidth memory (“HBM”) products that provide the high-speed memory required for AI computing infrastructure and data-intensive AI training and inference workloads;

(ii)	Diversified Semiconductor Capital Equipment Makers, which include companies that provide manufacturing tools and fabrication equipment necessary to produce the advanced semiconductor devices that power AI computing infrastructure;

(iii)	Semiconductor Components/Subsystems Manufacturing, which includes companies that provide testing, interface, laser, packaging, and related technologies that support the performance, reliability, and deployment of semiconductor devices used in AI computing infrastructure;

(iv)	Other Front End Processing Equipment Makers, which include companies that provide fabrication and processing technologies used to manufacture the advanced semiconductor devices that support AI computing infrastructure and applications; or

(v)	Diversified Technology Hardware (provided that the company’s FactSet business description includes the keyword “semiconductor(s)”), which includes vertically integrated technology companies involved in semiconductor memory, foundry, storage, or related hardware platforms that support AI computing infrastructure and applications.

C.	Average Daily Traded Value: Companies must have an Average Daily Traded Value (“ADTV”) (i.e., the product of the closing price and the volume traded on that trading day) of at least USD 1,000,000 over 1 month and 6 months prior to and including the Selection Day.

D.	One Share Class per Company: Only one share class per company is eligible for inclusion in the Index. To reduce frequent changes between two share-classes of a company, the Index Provider applies the following buffer rules:

●

If the company is currently included in the Index: The share class currently included in the Index will be eligible for inclusion if its ADTV over 1 month and 6 months prior to and including the Selection Day is at least 60% of the ADTV of any other share class of the company over the same periods.

●	If the company is currently not included in the Index: The share class with the highest ADTV over 1 month and 6 months prior to and including the Selection Day is eligible for inclusion in the Index.

Companies that meet the foregoing screens are included in the Index. The Index is expected to be comprised of 10 constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). Rebalance Day occurs on the first Wednesday in February, May, August, and November. Selection Day occurs 20 business days prior to the scheduled Rebalance Day. On each Selection Day, eligible companies are ranked based on their free float market capitalization in a descending order with the top 10 ranked companies being selected for inclusion in the Index. If less than 10 securities are eligible, all eligible securities are selected and the Index will consist of less than 10 constituents. Index constituents are then weighted by free-float market capitalization, subject to a 20% cap on any one constituent, with any overage being redistributed among the remaining Index constituents.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. It is expected that the Index will be concentrated in one or more of the industries that comprise the semiconductor sector.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund’s investment adviser, Tidal Investments LLC (the “Adviser”).

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund may invest in securities or other investments not included in the Index where the Adviser determines such investments are appropriate; however, any equity securities not included in the Index are expected to consist principally of other Korean semiconductor companies that support AI infrastructure and applications. For example, the Fund may invest in non-Index securities in connection with corporate actions or changes to the Index (including reconstitutions, additions, and deletions), as well as for liquidity, cash management, or other portfolio management purposes. In addition to supporting the Fund’s efforts to track the Index, these investments may be made when the Adviser believes they will enhance performance or otherwise benefit the Fund.

Additionally, the Fund may attempt to replicate the index “synthetically” through the use of total return swaps.

The Fund will invest in listed equity securities, which may include common stocks, business trust shares, and other equity investments or ownership interests in business enterprises. The Fund may invest in American Depositary Receipts (“ADRs”) to the extent such securities are included in the Index. The Fund may also invest in cash, cash equivalents, or short-term instruments, including money market funds, to manage liquidity, collateralize positions, or temporarily hold assets pending investment.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.
Defiance Korea Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is designed to provide exposure to South Korean publicly listed companies that are active in the semiconductor industry, including semiconductor manufacturers, semiconductor capital equipment providers, and companies that manufacture semiconductor components and related technologies. The Index uses a rules-based methodology developed by Solactive AG (the “Index Provider”) to identify and select such companies.

Index Overview:

The Index’s initial universe consists of all publicly listed equity securities for which sufficient relevant information is publicly available. The initial universe is screened using the following criteria, based on each company’s financial information for the most recent quarter:

A.	Solactive GBS South Korea All Cap USD Index PR: A company must be included in the eligible universe of the Solactive GBS South Korea All Cap USD Index PR on the applicable Selection Day.

Under this methodology, a company is assigned to South Korea if its country of primary listing and its country of incorporation are both South Korea. If these two do not match, the Solactive GBS South Korea All Cap USD Index PR applies its rules-based country assignment methodology, which considers the company’s country of domicile and country of risk (i.e. the country in which the company would be influenced the most by potential changes in the business environment as determined by the Index Provider). The “all-cap” designation includes companies of all free-float market capitalizations.

B.	FactSet Revere Business Industry Classification System (“RBICS”) Requirement: To be eligible for inclusion in the Index, a company must be classified by FactSet RBICS in one of the following industries:

(i)	Volatile Memory Semiconductors,

(ii)	Diversified Semiconductor Capital Equipment,

(iii)	Semiconductor Process Control Equipment,

(iv)	Semiconductor Front End Processing Equipment,

(v)	Semiconductor Foundry Services,

(vi)	Semiconductor Packaging and Testing Services, or

(vii)	Diversified Technology Hardware (provided that the company’s FactSet business description includes the keyword “semiconductor(s)”).

C.	Average Daily Traded Value: Companies must have an Average Daily Traded Value (“ADTV”) (i.e. the product of the closing price and the volume traded on that trading day) of at least USD 1,000,000 over 1 month and 6 months prior to and including the Selection Day.

D.	One Share Class per Company: Only one share class per company is eligible for inclusion in the Index. To reduce frequent changes between two share-classes of a company, the Index Provider applies the following buffer rules:

●	If the company is currently included in the Index: The share class currently included in the Index will be eligible for inclusion if its ADTV over 1 month and 6 months prior to and including the Selection Day is at least 60% of the ADTV of any other share class of the company over the same periods.

●	If the company is currently not included in the Index: The share class with the highest ADTV over 1 month and 6 months prior to and including the Selection Day is eligible for inclusion in the Index.

Companies that meet the foregoing screens are included in the Index. The Index is expected to be comprised of 10 constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). Rebalance Day occurs on the first Wednesday in February, May, August, and November. Selection Day occurs 20 business days prior to the scheduled Rebalance Day. On each Selection Day, eligible companies are ranked based on their free float market capitalization in a descending order with the top 10 ranked companies being selected for inclusion in the Index. If less than 10 securities are eligible, all eligible securities are selected and the Index will consist of less than 10 constituents. Index constituents are then weighted by free-float market capitalization, subject to a 30% cap on any one constituent, with any overage being redistributed among the remaining Index constituents.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. It is expected that the Index will be concentrated in one or more of the industries that comprise the semiconductor sector.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund’s investment adviser, Tidal Investments LLC (the “Adviser”).

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund may invest in securities or other investments not included in the Index where the Adviser determines such investments are appropriate; however, any equity securities not included in the Index are expected to consist principally of other Korean semiconductor companies. For example, the Fund may invest in non-Index securities in connection with corporate actions or changes to the Index (including reconstitutions, additions, and deletions), as well as for liquidity, cash management, or other portfolio management purposes. In addition to supporting the Fund’s efforts to track the Index, these investments may be made when the Adviser believes they will enhance performance or otherwise benefit the Fund.

Additionally, the Fund may attempt to replicate the index “synthetically” through the use of total return swaps.

The Fund will invest in listed equity securities, which may include common stocks, business trust shares, and other equity investments or ownership interests in business enterprises. The Fund may invest in American Depositary Receipts (“ADRs”) to the extent such securities are included in the Index. The Fund may also invest in cash, cash equivalents, or short-term instruments, including money market funds, to manage liquidity, collateralize positions, or temporarily hold assets pending investment.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.
Defiance China Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is designed to provide exposure to publicly listed companies on Chinese exchanges that are active in the semiconductor industry, including semiconductor manufacturers, semiconductor capital equipment providers, and companies that manufacture semiconductor components and related technologies. The Index uses a rules-based methodology developed by Solactive AG (the “Index Provider”) to identify and select such companies.

Index Overview:

The Index’s initial universe consists of all publicly listed equity securities for which sufficient relevant information is publicly available. The initial universe is screened using the following criteria, which are based on each company’s financial information for the most recent quarter:

A.	Solactive GBS Global Markets Semiconductor All Cap USD Index PR: A company must be included in the eligible universe of the Solactive GBS Global Markets Semiconductor All Cap USD Index PR on a Selection Day. That index identifies companies in the semiconductor industry using FactSet Revere Business Industry Classification System ("RBICS") classifications.

B.	Average Daily Traded Value: Companies must have an Average Daily Traded Value (“ADTV”) (i.e. the product of the closing price and the volume traded on that trading day) of at least USD 5,000,000 over 1 month and 6 months prior to and including the Selection Day.

C.	One Share Class per Company: Only one share class of each company is eligible for inclusion in the Index. To reduce frequent changes between two share-classes of a company, the Index Provider applies the following buffer rules:

●	If the company is currently included in the Index: The share class currently included in the Index will be eligible for inclusion if its ADTV over 1 month and 6 months prior to and including the Selection Day is at least 60% of the ADTV of any other share class of the company over the same periods.

●	If the company is currently not included in the Index: The share class with the highest ADTV over 1 month and 6 months prior to and including the Selection Day is eligible for inclusion in the Index.

D.	Country and Exchange Requirements: To be eligible for inclusion, a company must be listed on the Hong Kong Stock Exchange or Stock Connect (Shanghai or Shenzhen).

Companies that meet the foregoing screens are included in the Index. The Index is expected to be comprised of 10 constituents.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). Rebalance Day occurs on the first Wednesday in February, May, August, and November. Selection Day occurs 20 business days prior to the scheduled Rebalance Day. On each Selection Day, the eligible share class for each company is ranked based on market capitalization in a descending order with the top 10 ranked companies being selected for inclusion in the Index. Index constituents are then assigned an equal weight.

To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. It is expected that the Index will be concentrated in one or more of the industries that comprise the semiconductor sector.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund’s investment adviser, Tidal Investments LLC (the “Adviser”).

The Fund’s Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund. For example, representative sampling may be used when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index.

The Fund may invest in securities or other investments not included in the Index where the Adviser determines such investments are appropriate; however, any equity securities not included in the Index are expected to consist principally of other Chinese semiconductor companies. For example, the Fund may invest in non-Index securities in connection with corporate actions or changes to the Index (including reconstitutions, additions, and deletions), as well as for liquidity, cash management, or other portfolio management purposes. In addition to supporting the Fund’s efforts to track the Index, these investments may be made when the Adviser believes they will enhance performance or otherwise benefit the Fund.

Additionally, the Fund may attempt to replicate the index “synthetically” through the use of total return swaps.

The Fund will invest in listed equity securities, which may include common stocks, business trust shares, and other equity investments or ownership interests in business enterprises. The Fund may invest in American Depositary Receipts (“ADRs”) to the extent such securities are included in the Index. The Fund may also invest in cash, cash equivalents, or short-term instruments, including money market funds, to manage liquidity, collateralize positions, or temporarily hold assets pending investment.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in component securities that make up the Index.